Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
InfraCap Equity Income Fund ETF
Shareholder Report [Line Items]
Fund Name	InfraCap Equity Income Fund ETF
Class Name	InfraCap Equity Income Fund ETF
Trading Symbol	ICAP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the InfraCap Equity Income Fund ETF for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://infracapfund.com/icap. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://infracapfund.com/icap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap Equity Income Fund ETF	$373	3.19%

Expenses Paid, Amount	$ 373
Expense Ratio, Percent	3.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended November 30, 2024, the Fund at NAV returned 33.85%. For the same period, the S&P 500 Index, a broad-based securities market index returned 33.89%, and the underlying Index, which serves as the style-specific index, returned 29.56%.
Select sector allocations were factors that positively contributed to ICAP’s relative outperformance to the Bloomberg US Large Cap Dividend Yield Total Return Index (“Benchmark”) for the 12-month period. Overweight exposure to the Financials and Communication Services sectors positively contributed to ICAP’s high income and total return, while underweight exposure to the Consumer Staples sector and smaller market capitalized companies detracted from performance.

FACTOR	IMPACT	SUMMARY
Financials	Positive	Overweight exposure to the information technology sector relative to the benchmark contributed to outperformance.
Communication Services	Positive	Overweight exposure to the Communication Services sector relative to the Benchmark contributed to outperformance.
Consumer Staples	Negative	Underweight exposure to Consumer Staples sector relative to the Benchmark detracted from relative performance.
Company Market Capitalization	Negative	Overweight exposure to select small company issuers underperformed relative to their larger capitalized peers during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2021)
InfraCap Equity Income Fund ETF NAV	33.85	6.82
S&P 500 TR	33.89	9.94
Bloomberg US Large Cap Dividend Yield Total Return Index	29.56	11.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://infracapfund.com/icap for more recent performance information. Visit https://infracapfund.com/icap for more recent performance information.
Net Assets	$ 60,814,638
Holdings Count | $ / shares	155
Advisory Fees Paid, Amount	$ 429,563
Investment Company Portfolio Turnover	207.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$60,814,638
Number of Holdings	155
Net Advisory Fee	$429,563
Portfolio Turnover	207%
30-Day SEC Yield	6.93%
30-Day SEC Yield Unsubsidized	6.93%

Holdings [Text Block]

Industry Breakdown	(% of investments)
Banks	14.5%
Oil, Gas & Consumable Fuels	12.4%
Specialized REITs	9.5%
Capital Markets	8.1%
Office REITs	7.1%
Retail REITs	4.5%
Mortgage REITs	3.9%
Financial Services	3.7%
Software	3.0%
Cash & Other	33.3%

Top 10 Issuers	(% of net assets)
Goldman Sachs Group, Inc.	4.5%
Equinix, Inc.	4.4%
Chevron Corp.	4.3%
Kilroy Realty Corp.	4.0%
M&T Bank Corp.	4.0%
MPLX LP	3.5%
Citigroup, Inc.	3.3%
Oracle Corp.	3.3%
Citizens Financial Group, Inc.	3.2%
Apollo Global Management, Inc.	3.1%

Security Type	(% of net assets)
Common Stocks	105.6%
Preferred Stocks	17.4%
Convertible Preferred Stocks	5.9%
Written Options	-0.2%
Cash & Other	-28.7%

Updated Prospectus Web Address	https://infracapfund.com/icap
InfraCap Small Cap Income ETF
Shareholder Report [Line Items]
Fund Name	InfraCap Small Cap Income ETF
Class Name	InfraCap Small Cap Income ETF
Trading Symbol	SCAP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the InfraCap Small Cap Income ETF for the period of December 11, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://infracapfund.com/scap. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://infracapfund.com/scap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD*?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap Small Cap Income ETF	$219	1.94%
[1]
Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended November 30, 2024, the Fund at NAV returned 33.28%. For the same period, the S&P 500 Index, a broad-based securities market index returned 32.26%, and the underlying Index, which serves as the style-specific index, returned 27.75%.
Sector allocation and company market capitalization were factors that positively contributed to SCAP’s relative outperformance to the Bloomberg US 2000 Value Total Return Index (“Benchmark”) for the 12-month period. SCAP’s overweight exposure to the Information Technology sector positively contributed to performance while overweight exposure to the Energy and Real Estate sectors detracted from relative performance.

FACTOR	IMPACT	SUMMARY
Information Technology	Positive	Overweight exposure to the information technology sector relative to the benchmark contributed to outperformance.
Company Market Capitalization	Positive	Overweight exposure to larger market capitalized companies within the small cap company sector contributed to outperformance.
Energy	Negative	The Fund’s overweight exposure to the energy sector relative to the benchmark detracted from relative performance.
Real Estate	Negative	The Fund’s overweight exposure to the real estate sector relative to the benchmark detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2023)
InfraCap Small Cap Income ETF NAV	33.28
S&P 500 TR	32.26
Bloomberg US 2000 Value Total Return Index	27.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://infracapfund.com/scap for more recent performance information. Visit https://infracapfund.com/scap for more recent performance information.
Net Assets	$ 12,476,230
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 52,889
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$12,476,230
Number of Holdings	78
Net Advisory Fee	$52,889
Portfolio Turnover	139%
30-Day SEC Yield	6.06%
30-Day SEC Yield Unsubsidized	6.06%

Holdings [Text Block]

Industry Breakdown	(% of investments)
Banks	18.1%
Mortgage REITs	10.3%
Oil, Gas & Consumable Fuels	9.8%
Trading Companies & Distributors	5.2%
Chemicals	5.1%
Financial Services	4.3%
Capital Markets	3.7%
Office REITs	3.2%
Consumer Finance	3.0%
Cash & Other	37.3%

Top 10 Issuers	(% of net assets)
iShares Russell 2000 ETF	8.0%
Apollo Global Management, Inc.	3.8%
Chart Industries, Inc.	3.8%
Chimera Investment Corp.	3.6%
Herc Holdings, Inc.	3.5%
Rithm Capital Corp.	3.5%
AGNC Investment Corp.	3.4%
Casey’s General Stores, Inc.	3.2%
Tapestry, Inc.	3.2%
GATX Corp.	3.1%

Security Type	(% of net assets)
Common Stocks	87.0%
Preferred Stocks	22.5%
Convertible Preferred Stocks	9.0%
Exchange Traded Funds	8.0%
Written Options	0.0%
Cash & Other	-26.5%

Updated Prospectus Web Address	https://infracapfund.com/scap

[1]
*	Period is inception date of December 11, 2023 through November 30, 2024.